Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Bitcoin
Indefinite-lived Intangible Assets [Line Items]
Impairment losses	$ 100	$ 900